Earnings Per Share - Additional Information (Detail) - $ / shares	Dec. 31, 2016	Jan. 31, 2014
Senior Notes Due 2019 [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Convertible debt, conversion price	$ 90.00	$ 90.00